Statements of Operations of Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other income (expense):
Total other income (expense)	$ 6,373	$ (5,414)	$ 320
Earnings from discontinued operations, net of income taxes	5,560	4,151	1,300
Discontinued Operations
Operating revenues:
Total operating revenues	39,814	37,783	36,830
Operating costs:
Cost of goods sold	25,268	23,427	22,713
Selling, general and administrative	6,510	6,953	9,247
Interest expense	905	591	1,162
Amortization of intangibles	1,074	1,588	2,346
Total operating costs	33,757	32,559	35,468
Operating profit	6,057	5,224	1,362
Other income (expense):
Recovery of allowance for repurchase reserve	1,000	1,000	1,000
Litigation settlement	1,500
Other, net	709	424	(195)
Total other income (expense)	3,209	1,424	805
Earnings from discontinued operations before income taxes	9,266	6,648	2,167
Income tax expense	3,706	2,497	867
Earnings from discontinued operations, net of income taxes	5,560	4,141	1,300
Discontinued Operations | Industrial Supply
Operating revenues:
Total operating revenues	39,775	36,897	36,242
Discontinued Operations | Fremont Legacy
Operating revenues:
Total operating revenues	$ 39	$ 886	$ 588